Financial Instruments - Summary of Carrying Amount of Financial Liabilities (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial liabilities [line items]
Financial liabilities	R$ 27,455,828	R$ 28,170,794
Liabilities amortized cost [member]
Disclosure of financial liabilities [line items]
Financial liabilities	14,796,019	20,108,930
Liabilities amortized cost [member] | Loans, borrowings and debentures [member]
Disclosure of financial liabilities [line items]
Financial liabilities	10,005,187	13,858,709
Liabilities amortized cost [member] | Leases [member]
Disclosure of financial liabilities [line items]
Financial liabilities	553,350	944,138
Liabilities amortized cost [member] | Real estate credit certificates [member]
Disclosure of financial liabilities [line items]
Financial liabilities		86,745
Liabilities amortized cost [member] | Trade payables [member]
Disclosure of financial liabilities [line items]
Financial liabilities	1,923,920	2,433,995
Liabilities amortized cost [member] | Other financial liabilities [member]
Disclosure of financial liabilities [line items]
Financial liabilities	455,702	382,702
Liabilities amortized cost [member] | Payables to related parties [member]
Disclosure of financial liabilities [line items]
Financial liabilities	355,971	328,263
Liabilities amortized cost [member] | Dividends payable [member]
Disclosure of financial liabilities [line items]
Financial liabilities	187,415	191,478
Liabilities amortized cost [member] | REFIS [member]
Disclosure of financial liabilities [line items]
Financial liabilities	216,984	229,745
Liabilities amortized cost [member] | Trade payables corporate operation agreements [member]
Disclosure of financial liabilities [line items]
Financial liabilities		210,476
Liabilities amortized cost [member] | Preferred shareholders payable in subsidiaries [member]
Disclosure of financial liabilities [line items]
Financial liabilities	1,097,490	1,442,679
Fair value through profit or loss [member]
Disclosure of financial liabilities [line items]
Financial liabilities	12,659,809	8,061,864
Fair value through profit or loss [member] | Loans, borrowings and debentures [member]
Disclosure of financial liabilities [line items]
Financial liabilities	12,569,126	7,830,237
Fair value through profit or loss [member] | Contingent consideration [member]
Disclosure of financial liabilities [line items]
Financial liabilities	64,969	116,542
Fair value through profit or loss [member] | Derivative financial instruments [member]
Disclosure of financial liabilities [line items]
Financial liabilities	R$ 25,714	R$ 115,085